Intangible Assets and Unfavorable Lease Terms	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS AND UNFAVORABLE LEASE TERMS [Abstract]
Intangible Assets and Unfavorable Lease Terms
NOTE 7 - INTANGIBLE ASSETS AND UNFAVORABLE LEASE TERMS
       Intangible assets and unfavorable lease terms as of December 31, 2013 and 2012 consist of the following:

	Cost	Accumulated Amortization	Net Book Value
Total favorable lease terms charter-out December 31, 2011	$227,335	$(50,754)	$176,581
Additions	21,193	(37,295)	(16,102)
Total favorable lease terms charter-out December 31, 2012	$248,528	$(88,049)	$160,479
Additions	—	(37,869)	(37,869)
Accelerated amortization	—	(3,205)	(3,205)
Total favorable lease terms charter-out December 31, 2013	$248,528	$(129,123)	$119,405

Amortization expense of favorable and unfavorable lease terms for the years ended December 31, 2013, 2012 and 2011 is presented in the following table:

	Year Ended
	December 31, 2013	December 31, 2012	December 31, 2011
Unfavorable lease terms	$ —	$ —	$ 665
Favorable lease terms charter-out	(37,869)	(37,295)	(33,311)
Acceleration of intangible asset	(3,205)	—	—
Total	$ (41,074)	$ (37,295)	$ (32,646)

The aggregate amortization of the intangibles for the 12-month periods ended December 31 is estimated to be as follows:

Year	Amount
2014	$ 26,442
2015	21,169
2016	17,234
2017	17,526
2018	17,210
2019 and thereafter	19,824
$ 119,405

In relation to Navios Partners' new suspension agreement, entered into in June 2013, the amount of $3,205 of the Navios Melodia favorable lease term that corresponded to the suspension period until April 2016 has been accounted for accelerated amortization in the statement of income under the caption of Depreciation and amortization. The remaining favorable lease term intangible will continue to be amortized once the suspension period ends in April 2016.

Intangible assets subject to amortization are amortized using the straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 7.7 years for favorable lease terms charter-out.